Pensions and Post Retirement Benefits - Funded Status of Defined Benefit Pension and Post Retirement Plans (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Pension surpluses	$ 64.0	$ 49.1
Pension deficits	253.1	250.8
Defined benefit pension plans
Disclosure of defined benefit plans [line items]
Benefit obligation	(803.7)	(918.3)
Fair value of plan assets	726.9	836.1
Funded status of plans - deficit	(76.8)	(82.2)
Impact of asset ceiling	0.0	(1.0)
Net accrued liability (notes 13 and 14)	$ (76.8)	$ (83.2)
Discount rate	3.60%	3.20%
Rate of compensation increase	2.70%	2.70%
Pension surpluses	$ 64.0	$ 49.1
Pension deficits	140.8	132.3
Post retirement benefit plans
Disclosure of defined benefit plans [line items]
Benefit obligation	(112.3)	(118.5)
Fair value of plan assets	0.0	0.0
Funded status of plans - deficit	(112.3)	(118.5)
Net accrued liability (notes 13 and 14)	$ (112.3)	$ (118.5)
Discount rate	4.20%	4.10%
Rate of compensation increase	3.60%	3.30%
Health care cost trend	4.60%	5.00%